Disclosure on Individual Items of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Disclosure on Individual Items of the Consolidated Financial Statements [Abstract]
Disclosure on individual items of the consolidated financial statements
4.	Disclosure on individual items of the consolidated financial statements

4.1	Statements of comprehensive income

4.1.1	Revenue from contracts with customers

ADSE develops, produces, and distributes battery storage solutions for different areas of applications (“multi-use-case”). The product portfolio ranges from the field “charging” which provides charging solutions for the expansion of the eMobility infrastructure at power-limited network points, to the field “commercial and industrial” including power ranges up to multiple MW/MWh, as well as to the field “residential” which includes small storage solutions. Additionally, ADSE provides its customers with software solutions regarding intelligent controlling and monitoring of battery storage solutions. Service revenues include separately acquirable service contracts or maintenance services. Other revenues relate to miscellaneous income generated in connection with the different revenue streams.

49.6% (2024: 76.1%, 2023: 72.1%) of revenues are generated in Germany. The following table presents the revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile:

Revenue by region
kEUR	2025	2024	2023
Germany	15,654	83,662	77,449
Belgium	4,423	394	18
Netherlands	3,246	2,395	4,770
Austria	3,246	1,310	1,389
United States of America	2,454	5,623	4,971
Sweden	643	392	8,688
Spain	413	144	143
Ireland	356	11,577	8,050
Australia	330	2	199
Switzerland	174	422	1,462
Great Britain	140	165	15
France	126	1,205	6
Italy	126	-	-
Greece	46	2,503	-
Rest of the world	182	219	224
Total	31,559	110,013	107,384

The following table presents the revenue from contracts with customers disaggregated by different revenue streams:

Revenue by different revenue streams
kEUR	2025	2024	2023
Charging	18,740	102,533	89,323
Service	10,277	5,603	2,004
Commercial and industrial	2,190	1,677	15,788
Residential	-	-	41
Other	352	200	227
Total	31,559	110,013	107,384

Charging revenues for all years presented were recognized at a point in time.

Commercial and industrial revenues of kEUR 2,190 (2024: kEUR 1,677; 2023: kEUR 14,186) were recognized point in time while commercial and industrial revenues of kEUR 0 (2024: kEUR 0; 2023: kEUR 1,602) were recognized over time. Please refer to table below for detailed revenue recognition criteria.

The following table provides information on contract assets and contract liabilities from contracts with customers:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Receivables, which are included in ‘Trade and other receivables’	5,289	9,900
Contract assets	-	40
Contract liabilities	11,957	7,074

Contract liabilities mainly relate to advanced consideration received from customers prior to the delivery of products and may include separate performance obligations for extended warranties. They also include consideration received for services that will be delivered in subsequent periods. ADSE develops and produces specific solutions for its customers which causes the orders to have a certain delivery time. Contract liabilities will be recognized as revenue when the contract ends at the latest, which is generally expected to occur within one year. However, the contract balance may change between contract asset and contract liability depending on the relationship between ADSE’s performance and the customer’s payment.

The increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability balance at the beginning of the period amount to:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities	11,957	7,074
Revenue recognized that was included in the contract liability balance at the beginning of the period	736	446
Increases due to cash received, excluding amounts recognized at the beginning of the period	2,576	432

There are no incremental costs to obtain or fulfil a contract with a customer, which would have to be recognized as an asset. Furthermore, contracts with customers do not contain a significant financing component.

As of the reporting date, revenue from contracts with customers in an amount of kEUR 5,831 is recognized at a point in time under bill-and-hold arrangements (December 31, 2024: kEUR 37,225, December 31, 2023: kEUR 7,262).

Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the contract with a customer. ADSE generally recognizes revenue when it transfers control over a good to a customer.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies:

Type of product	Nature and timing of satisfaction of performance obligation, including significant payment terms	Revenue recognition under IFRS 15
Charging	The production of charging products may also include the customer-specific development of the goods for the customer. Because there is a high dependency between the development and the production performance these are seen as one single performance obligation according to IFRS 15.

Invoices are issued according to contractual terms and are usually payable within 30 days.	Revenue (and associated costs) for the sale of charging products is typically recognized at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use).

For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.
Commercial and industrial	Customers obtain control of the product when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

Invoices are usually payable within 30 days.	Revenue is typically recognized when the product has been delivered to the customer’s premises at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use). For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.
Residential	Customers obtain control of the small storage solution products when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

	Invoices are usually payable within 30 days.	Revenue is recognized when the product has been delivered to the customer’s premises at a point in time.
Service and others	Service and other include service obligations such as repair and maintenance and replacement parts. Invoices for these services are usually payable within 30 days.

Invoices for replacement parts are issued at the point in time of the delivery of the good and usually payable within 30 days. The invoices for software solutions are issued when the license is ordered by the customer and are usually payable within 30 days.	Revenue for software solutions is recognized at a point in time ADSE gives its customer a right-of-use according to IFRS 15.B56.

One-time revenues from replacement parts are also recognized at the point in time of the provided service.

Revenue for repair and maintenance are recognized as the services are provided. The stage of completion for determining the amount of revenue to recognize is assessed based on the work performed.
4.1.2	Functional costs

Cost of goods sold

Cost of goods sold include the following:

kEUR	2025	2024	2023
Cost of materials	25,967	72,568	95,007
Personnel expenses	10,619	10,714	9,623
Depreciation and amortization	9,490	5,711	4,082
Other expenses	1,767	1,593	1,558
Total	47,842	90,585	110,270

The strong decrease in cost of materials is mainly due to the decrease of sales in the revenue stream Charging. The review of net realizable value of raw material led to an increase in write-downs which in contrast increased cost of materials. Due to the decrease in sales in the revenue stream Charging, the purchasing volume also decreased, which led to an increased material cost ratio. The increase in depreciation and amortization within cost of goods sold is the result of the capitalization and amortization of internally generated intangible assets, right-of-use assets as well as items of property, plant and equipment.

During the financial year 2025, ADSE recognized write-downs of inventories in an amount of kEUR 13,198 (2024: kEUR 689, 2023: kEUR 8,093) as an expense in cost of sales in the statement of profit or loss.

As of December 31, 2025, personnel expenses include expenses for share-based payments of kEUR 417 (December 31, 2024: kEUR 538, December 31, 2023: kEUR 147).

Research and development expenses

kEUR	2025	2024	2023
Personnel expenses	6,904	6,695	1,083
Material expenses	111	66	153
Depreciation and amortization	320	317	247
External development service provider	579	1,335	607
Other expenses	575	559	743
Total	8,488	8,971	2,832

In 2025, personnel expenses include expenses for share-based payments of kEUR 193 (2024: kEUR 222, 2023: kEUR 49).

In the financial year 2025, ADSE has capitalized development costs in the amount of kEUR 349 (2024: kEUR 343, 2023: kEUR 5,404). Amortization of capitalized development costs, presented as cost of goods sold, amounts to kEUR 7,887 (2024: kEUR 4,111, 2023: kEUR 2,463).

ADSE has applied for and has received various government grants in 2025 and previous years. In the financial year 2025, government grants applied for amount to kEUR 0 (2024: kEUR 3,082, 2023: kEUR 692). As of the reporting date, all grants awarded to ADSE have been fully disbursed, and no outstanding receivables remain.

The government grant applied for in the financial year 2024 and 2023 relate to development expenses that were capitalized in accordance with IAS 38 and were thus deducted from the carrying amount of the asset in an amount of kEUR 692.

Selling, general and administrative expenses

Selling, general and administrative expenses include the following:

kEUR	2025	2024	2023
Personnel expenses	11,441	11,506	10,243
Legal and consulting fees	8,516	5,114	4,984
Administration fee	3,407	3,466	2,741
Marketing costs	1,186	1,222	1,554
Insurance expenses	2,460	2,839	1,774
Depreciation and amortization	778	671	522
Other expenses	5,010	6,770	6,005
Total	32,797	31,588	27,823

In 2025, personnel expenses include expenses for share-based payments of kEUR 1,938 (December 31, 2024: kEUR 3,330, December 31, 2023: kEUR 1,365).

Other expenses primarily consist of expenses for general warranties, travel costs and outbound freight.

4.1.3	Other operating income

Other operating income includes the following:

kEUR	2025	2024	2023
Income from reversal of provisions	1,568	12,350	101
Exchange rate gains	25	1,322	139
Income from subsequent payments	5	64	39
Income from compensation	204	6	120
Other	463	788	268
Total	2,264	14,530	667

In the financial year 2025, provisions for warranties in the amount of kEUR 1,313 (December 31, 2024: kEUR 3,719) were released following a detailed technical analysis and new insights regarding the estimated costs to fulfil the warranty obligations. No provisions for onerous contracts were released in the current financial year, whereas an amount of kEUR 8,614 was released in the prior year. Also refer to note 2.

Income from compensation relates to financial compensation received from insurance companies and other parties for non-recurring events.

4.1.4	Other operating expense

Other operating expense includes the following:

kEUR	2025	2024	2023
Exchange rate losses	775	1,436	1,200
Provisions for onerous contracts	-137	162	10,973
Warranties	529	23	-461
Other expenses	166	328	43
Total	1,334	1,949	11,755

In 2023, other expenses increased primarily due to the recognition of a special provision for onerous contracts in 2023. In 2024 and 2025, no such effects occurred.

Exchange rate losses are based on the changes of the EUR/USD exchange rate in the course of the financial year 2025.

4.1.5	Finance result

The finance income and finance costs recognized in profit or loss are as follows:

kEUR	2025	2024	2023
Finance income from remeasurement of warrant liabilities	40,567	-	-
Foreign currency gains	19,826	-	3
Income from other interest and similar income	395	24	187
Finance income	60,788	24	190
Finance expense from remeasurement of warrant liabilities	-8,724	-62,170	-10,859
Interest expense from shareholder loans	-21,563	-16,106	-2,784
Interest expense from convertible notes	-20,795	-	-
Loss from extinguishment of loan	-	-3,725	-
Foreign currency losses	-8,199	-6,660	-
Interest expense from leasing	-154	-156	-153
Interest expense from guarantee commissions	-6	-10	-67
Other interest expense	-101	-56	-23
Finance expenses	-59,542	-88,883	-13,886
Net finance result	1,247	-88,859	-13,697

In 2025, finance income from remeasurement of warrant liabilities in the amount of kEUR 40,567 and finance expense from remeasurement of warrant liabilities in the amount of kEUR 8,724 result from the remeasurement of the fair value of public and private warrant liabilities, warrant liabilities from shareholder loans and warrant liabilities from capital increases (2024: finance expense of kEUR 62,170, 2023 finance expense of kEUR 10,859). The significant fluctuations in value are linked to fluctuations in the share price of ADSE which varied between USD 12.68 on December 31, 2025, USD 15.51 on December 31, 2024 and USD 7.15 on December 31, 2023, and to the number of issued warrants. Also refer to note 4.2.10.

In 2025, interest expense from shareholder loans amounts to kEUR 21,563 (2024: kEUR 16,106, 2023: kEUR 2,784).

Interest expense from convertible notes amounts to kEUR 20,795 (2024: kEUR 0, 2023: kEUR 0) and consists of nominal interest and effective interest. On November 19, 2025, all accrued interest including any outstanding principal amounts of the convertible notes were settled prior to the maturity date of the notes.

In 2024, loss from extinguishment of loan relates to warrants that were issued as partial consideration for the extension of a shareholder loan. Refer to note 4.2.13 for further information on the shareholder loans.

4.1.6	Income taxes

The tax benefit / (expenses) include current and deferred taxes. Current taxes and deferred taxes are reported in profit or loss, except for the extent to which they are reported directly in equity or in other comprehensive income.

kEUR	2025	2024	2023
Current year	-73	-16	88
Current tax expense	-73	-16	88
Origination and reversal of temporary differences	1,475	-946	4,378
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	-750	471	-1,325
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	-395	-	-
Deferred tax (expense) income	330	-475	3,053
Total	257	-491	3,141

Reconciliation of the effective tax rate

The applicable tax rate of 29.48% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 13.65% and represents the tax rate of the main operating German entities of ADSE Group.

kEUR	2025	2024	2023
Profit (loss) before tax	-55,447	-97,467	-58,221
Tax using the applicable tax rate	16,343	29,074	17,161
Tax effect of:
Difference in tax rates *)	-1,221	-4,974	-1,348
Non-deductible expenses	-7,809	-287	-585
Non-taxable income	34	207	1,291
Additions for tax purposes	402	-	362
Non-recognition of deferred taxes on tax loss carried forward	-12,197	-2,728	-10,293
Non-recognition of deferred taxes on temporary differences	-624	-	-301
True up on deferred taxes from prior year	-395	700	-18
Permanent differences	5,706	-22,483	-3,130
Others	18	-	2
Taxes on income	257	-491	3,141

*)	The difference in tax rates represents the effects of differing domestic tax rates of the non-German ADSE Group entities.

In 2025, the German government decided to gradually reduce the corporate tax rate from 15% to 10%, effective from 2028 until 2032. Accordingly, the change in tax rates has been appropriately reflected in the calculation of deferred taxes over the respective years in which the reduction is expected to apply. This resulted in a reduction of deferred taxes of kEUR 134 which is included in the difference in tax rates for 2025.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized for tax loss carryforwards:

kEUR	Dec. 31, 2025	Expiration	Dec. 31, 2024	Expiration	Dec. 31, 2023	Expiration
Germany
thereof corporation tax	148.945	Non-expiring	114.590	Non-expiring	114.803	Non-expiring
thereof trade tax	146.512	Non-expiring	108.689	Non-expiring	112.540	Non-expiring
thereof interest carryforward	9.262	Non-expiring
USA	21.137	Non-expiring	20.330	Non-expiring	16.281	Non-expiring
Ireland *)	4.462	Non-expiring	3.699	Non-expiring	4.616	Non-expiring
Austria	455	Non-expiring

*)	Amount relates to management expenses that can be set-off against future profits

In addition, the group has not recognized deferred taxes on temporary differences amounting to kEUR 3,310 (2024: kEUR 643) as they have arisen in subsidiaries that have been loss-making for some time, and there is no evidence of recoverability in the near future.

Disclosure on individual items of the consolidated financial statements

Movement in deferred taxes

Deferred tax balances developed as follows:

kEUR	DTA	DTL	Dec. 31, 2025	DTA	DTL	Dec. 31, 2024
Intangible assets	4	3,638	-3,634	-	6,060	-6,060
Right-of-use assets	-	697	-697	-	928	-928
Fixed assets	-	4	-4	-	-	-
Inventories	-	-	-	329	-	329
Contract assets	-	-	-	-	12	-12
Trade and other receivables	4	2,726	-2,722	90	-	90
Financial liabilities	-	36	-36	650	-	650
Lease liabilities	754	-	754	987	-	987
Trade and other payables	81	-	81	110	-	110
Contract liabilities	78	-	78	144	-	144
Other provisions	-	27	-27	48	28	20
Tax loss carryforwards	4,877	-	4,877	3,006	-	3,006
Netting	-5,783	-5,783	-	-5,358	-5,358	-
Total	15	1,345	-1,330	6	1,670	-1,664

Deferred tax assets and liabilities are offset according to the requirements of IAS 12.74.

The movement of all deferred tax positions is recognized in the P&L as no deferred taxes exist which are related to transaction in equity or OCI.

4.1.7	Earnings per share

Basic earnings per share (EPS) is calculated by dividing the profit for the year attributable to ordinary equity holders of the ADSE Holdco by the weighted average number of ordinary shares outstanding during the reporting period.

ADSE Holdco is a public limited company, which allots shares of the entity to its shareholders.

Earnings per share (basic) and earnings per share (diluted) are calculated based on the earnings attributable to ADSE Holdco shareholders. For the periods included in these financial statements ADSE was loss-making in all periods. Restricted stock units (RSU), stock options (NQSO) and warrants have not been included in the calculation of diluted weighted average number of shares outstanding. These RSU, NQSO and warrants could potentially dilute basic earnings per share in the future.

The loss attributable to the shareholders of ADSE (basic and diluted) amounts to kEUR 55,190 (2024: kEUR 97,958, 2023: kEUR 55,081). The weighted average number of interests in circulation amounts 56,394 (basic) and 61,558 (diluted) (2024: 51,224 (basic) and 57,724 (diluted), 2023 48,919 (basic) and 49,208 (diluted)) (in k units).

Earnings per share	2025	2024	2023
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-55,190	-97,958	-55,081

Weighted average number of ordinary shares outstanding (in k units) (basic)	56,394	51,224	48,919
Effects of dilution from: *)
RSU	207	357	288
NQSO	541	464	-
Warrants	4,416	5,680	-
Weighted average number of ordinary shares outstanding (in k units) (diluted)	61,558	57,724	49,208
Basic loss per share (€)	-0.98	-1.91	-1.13
Diluted loss per share (€)	-0.98	-1.91	-1.13

*)	Due to the loss situation, they are treated as anti-dilutive in the years presented.
4.2	Statements of financial position

4.2.1	Intangible assets

The development of intangible assets is shown below:

kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2024	32,610	705	33,315
Additions	344	101	445
Disposals	-692	-	-692
As of Dec. 31, 2024	32,261	806	33,067
Additions	349	50	399
Disposals	-	-11	-11
As of Dec. 31, 2025	32,610	845	33,456

kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2024	-7,818	-457	-8,274
Additions	-4,111	-153	-4,264
As of Dec. 31, 2024	-11,928	-610	-12,538
Additions	-7,887	-131	-8,018
Disposals	-	11	11
As of Dec. 31, 2025	-19,815	-731	-20,546

kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2024	24,793	248	25,041
As of Dec. 31, 2024	20,333	196	20,529
As of Dec. 31, 2025	12,795	114	12,910

The internally generated intangible assets primarily relate to the capitalized costs of ADSE’s development of pioneering technologies, for which ADSE intends to enable itself on the market as a provider of advanced system solutions in the fields of energy storage, battery technology and electromobility. The intangible assets are amortized according to their useful life and the amortization is presented in costs of goods sold.

Intangible assets that are material to ADSE’s consolidated financial statements include development activities relating to the development of ChargeBox (CBX), a customer specific ChargeBox (DC-CBX) and ChargePost (CPT). Development activities for CBX and DC-CBX were capitalized in the financial years 2020, 2019 and 2018 and have a remaining useful life of three years. In 2025, a reassessment of the useful life of the assets was performed, resulting in a shorter useful life than originally estimated for the ChargeBox (CBX). Accordingly, additional amortization amounting to kEUR 3,598 was recognized. As of the reporting date, the carrying amount of CBX amounts to kEUR 1,664 (December 31, 2024: kEUR 2,636) and of DC-CBX amount to kEUR 2,188 (December 31, 2024: kEUR 3,465). As of the reporting date, the carrying amount of CPT amounts to kEUR 10,132 (December 31, 2024: kEUR 12,159).

4.2.2	Leases

As of December 31, 2025, ADSE leases two warehouse property and one real estate property in Germany, one warehouse and one real estate property in the United States of America as well as 30 vehicles. The remaining lease terms run from 1 year up to 4 years. ADSE has the option to purchase one of the assets at the end of the contract term.

Some property leases contain an extension option. If ADSE intends to use the option, this was already considered in the lease term of the lease agreement.

When measuring lease liabilities, ADSE discounted lease payments using its incremental borrowing rate ranging from 3.78% to 9.56%. For the calculation of the incremental borrowing rates, European triple A bonds were used as the basis and adjusted for a risk premium corresponding to the external borrowing rates (credit spread).

The development of right-of-use assets is shown below:

kEUR	Property	Vehicles	Total
Right-of-use assets
As of Jan. 01, 2024	3,020	265	3,286
Amortization charge for the year	-848	-208	-1,056
Additions to right-of-use assets	552	484	1,036
Effect of movements in exchange rates	3	5	8
As of Dec. 31, 2024	2,727	546	3,273
Amortization charge for the year	-655	-103	-757
Additions to right-of-use assets	830	190	1,020
Disposals of right-of-use assets	-304	-213	-517
Effect of movements in exchange rates	-31	-6	-37
As of Dec. 31, 2025	2,567	414	2,981

For leases with short-term contracts of up to one year and low-value assets, ADSE has elected not to recognize right-of-use assets and lease liabilities.

There are no material expenses relating to variable lease payments in the measurement of lease liabilities.

ADSE did not enter into any sublease agreements.

The amounts recognized in profit or loss except for amortization are shown below:

kEUR	2025	2024	2023
Amounts recognized in profit or loss
Interest on lease liabilities	154	156	153
Expenses relating to short-term leases	366	339	119
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	40	26	22
Amounts recognized in the statement of cash flows
Total cash outflow of leases	1,367	1,193	1,065
4.2.3	Property, plant and equipment

The development of fixed assets is shown below:

kEUR	Property, plant and equipment	Construction in progress	Total
Cost
As of Jan. 01, 2024	10,225	172	10,397
Additions	1,200	80	1,280
Disposals	-342	-	-342
Reclassification	172	-172	-
Effect of movements in exchange rates	13	-	13
As of Dec. 31, 2024	11,269	80	11,349
Additions	1,233	1,649	2,883
Disposals	-587	-2	-589
Reclassification	78	-78	-
Effect of movements in exchange rates	-39	-	-39
As of Dec. 31, 2025	11,954	1,649	13,603

kEUR	Property, plant and equipment	Construction in progress	Total
Depreciation
As of Jan. 01, 2024	-4,006	-	-4,006
Additions	-1,379	-	-1,379
Disposals	233	-	233
Effect of movements in exchange rates	-1	-	-1
As of Dec. 31, 2024	-5,154	-	-5,154
Additions	-1,347	-	-1,347
Disposals	506	-	506
Effect of movements in exchange rates	5	-	5
As of Dec. 31, 2025	-5,990	-	-5,990

kEUR	Property, plant and equipment	Construction in progress	Total
Carrying amounts
As of Jan. 01, 2024	6,219	172	6,391
As of Dec. 31, 2024	6,115	80	6,195
As of Dec. 31, 2025	5,964	1,649	7,614
4.2.4	Other investments and other assets

Other investments and other assets include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Other investments	6	5
Other assets	137	174
Total	144	179

Other assets include a deposit for a rental building amounting to kEUR 137 (December 31, 2024: kEUR 137). The cash deposit of kEUR 37 paid to the Swiss tax office in 2024 was refunded in 2025.

4.2.5	Inventories

Inventories include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Finished goods	30,950	15,245
Work in progress	5,019	9,402
Raw materials	42,230	53,010
Total	78,198	77,657

kEUR	Dec. 31, 2025	Dec. 31, 2024
Write-downs finished goods	-9,206	-181
Write-downs work in progress	-1,318	-808
Write-downs raw materials	-16,664	-13,003
Total	-27,188	-13,991

During the financial year 2025, ADSE recognized write-downs of inventories in an amount of kEUR 13,198 (2024: kEUR 689, 2023: kEUR 8,093) as an expense in cost of sales in the statement of profit or loss.

4.2.6	Trade and other receivables and contract assets

Trade and other receivables include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Trade receivables	5,289	9,900
Advanced payments	157	780
Other receivables financial	929	3,364
Deferred expenses and accrued income	537	624
Other receivables non-financial	744	308
Total	7,655	14,975

As of the reporting date, other financial receivables mainly include amounts arising from the exercise of Public Warrants for which the shares were issued in 2025 while the cash was credited only after the reporting date. In prior year, the position included receivables from government grants which were paid to ADSE GM in 2025.

Deferred expenses mainly consist of advance payments for insurance, licenses and software subscriptions. They are expensed on a straight-line basis over the respective contractual periods and are expected to be recognized in profit or loss within the next one to three years.

Other receivables non-financial include a VAT receivable of kEUR 551 as well as receivables from employees related to salaries and wages in the amount of kEUR 160.

4.2.7	Other accrued items

Other accrued items include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Day One Loss	-	12,392
Other accrued items related to lender warrants	933	1,055
Total	933	13,447

ADSE concluded shareholder loan agreements with various lenders on August 18, 2023, which were amended and restated on August 26, 2024. In addition, three further agreements were concluded on August 26, 2024. Pursuant to the loan agreements, ADSE US and ADSE GM have agreed to issue lender warrants which will be issued by ADSE Holdco as Irish guarantor to the respective lenders and subscribed by ADSE US respectively ADSE GM. At initial recognition, the warrants had a higher fair value than the shareholder loans, which generated a day one loss. As this day one loss is based on unobservable inputs, it needs to be deferred and recognized until maturity to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the liability. On December 31, 2024, a deferred day one loss of kEUR 12,392 remains on the balance sheet. In 2025, the second shareholder loan and the second shareholder loan plus were fully repaid and the day one losses were recognized as financial expense and are included in interest expense from shareholder loans.

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value at initial recognition was determined by applying a Black-Scholes option pricing model with the following inputs (Level 3 – Fair value hierarchy under IFRS 13):

	September 3, 2024
Input	Reference	Second Shareholder Loan		Second Shareholder Loan plus
Spot price	1	USD	13.16	USD	13.16
Strike price	2	USD	6.20	USD	6.20
Expected term (years)	3		2		2
Risk free rate	4		4.73%		4.73%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		64.48%		64.48%
Number of warrants outstanding			2,500,001		4,800,002
Fair value per warrant		USD	8.22	USD	8.22

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (August 26, 2026),

4.	Interpolated 1.9-year constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Based on historical volatility of ADSE stock price.

Other accrued items related to lender warrants refer to warrants for which the exercise conditions were not met as of December 31, 2024 and 2025 since the related shareholder loans were not drawn. They are recognized with their fair value on the issue date as determined above weighted with a drawdown probability for the shareholder loan of 5% based on management assessment and the future cash planning of ADSE. If the drawdown probability changes, this may have a material effect on these accrued items. A drawdown probability of +/- 5% would have resulted in other accrued items of kEUR 1,866 / kEUR 0 as of December 31, 2025 (December 31, 2024: kEUR 2,110 / kEUR 0). Other accrued items will be set off from the loan nominal value when the loan is drawn.

4.2.8	Cash and cash equivalents

Cash and cash equivalents include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Cash	3	1
Cash at banks	7,011	22,856
Total	7,014	22,858

As of December 31, 2025, cash at banks did not include any restricted cash (December 31, 2024: kEUR 644).

4.2.9	Equity

The changes in the various components of equity from January 01, 2023 through December 31, 2025 are shown in ADSE’s statements of changes in equity.

On December 28, 2023, ADSE Holdco issued 1,666,667 ordinary shares at a par value of USD 0.0001 resulting in an increase of the share capital of USD 167. These shares were acquired by a new investor for USD 6.00 per share. Together with the shares, 1,339,285 warrants with an exercise price of USD 7.00 and USD 8.00 were issued (refer to note 4.2.10). The split of the total transaction price led to an increase in equity of kUSD 7,802 (kEUR 7,009) and the recognition of a warrant liability of kUSD 2,198 (kEUR 1,989). Transaction costs incurred in context of the transaction in the amount of kUSD 283 (kEUR 268) are deducted from equity, resulting in a net increase in equity of kEUR 6,741.

In 2024, the warrants were exercised. In addition, 36,872 public warrants and warrants related to shareholder loans were exercised leading to a total increase of share capital of USD 138 (EUR 128) and an increase in capital reserves of kUSD 16,932 (kEUR 15,835). Transaction costs incurred in the context of the exercise of warrants in the amount of kUSD 200 (kEUR 188) are deducted from equity.

In 2025, 4,328,747 public, private, and shareholder loan warrants were exercised leading to a total increase of share capital of USD 433 (EUR 390) and an increase in capital reserves of kUSD 63,851 (kEUR 57,539).

On May 01, 2025, ADSE secured financing through convertible note agreements with different insti-tutional lenders in a total principal amount of kUSD 53,763 (kEUR 47,398). The notes were issued with a discount of 7% and bear interest of 2% p. a. They can either be converted into equity or redeemed in cash over a period of three years until May 01, 2028. Together with the convertible notes, 1,116,072 warrants were issued resulting in a disagio of the notes in an amount of kEUR 9,000. Transaction costs are being discounted from the notes as well. Both are amortized together with the issue discount using the effective interest rate method.

On November 19, 2025 the convertible notes were settled prior to the maturity date. Until that date, the lenders had converted a total principal amount of kUSD 29,170 (kEUR 25,162) as well as interest in the amount of kUSD 1,844 (kEUR 1,591) into equity resulting in a total increase of share capital of EUR 306 and an addition to the capital reserve of kEUR 26,753. The remaining outstanding principal and interest were settled in cash.

Further increases in equity in 2025 result from the exercise of vested NQSO and the issue of RSU from the stock compensation plan (refer to note 4.3).

The development of issued and outstanding shares from January 01, 2023, to December 31, 2025, is shown in the table below.

in k units	2025	2024	2023
Outstanding as of Jan. 01	52,362	50,585	48,877
Capital increase	-	-	1,667
Exercise of warrants	4,329	1,376	-
Conversion of convertible notes	3,554	-	-
Exercise of options	107	139	-
Share based compensation	84	262	41
Outstanding as of Dec. 31	60,436	52,362	50,585
Treasury shares	80	80	58
Issued and outstanding as of Dec. 31	60,516	52,442	50,642

The result for the period contains consolidated losses of ADSE.

As of December 31, 2025 and December 31, 2024 other equity consists of currency translation reserves on translation of ADSE US (USD) and ADSE CH (CHF) from their functional currency to the presentation currency of ADSE (EUR).

As of December 31, 2025, the share capital amounts to kEUR 5 (December 31, 2024: kEUR 5, December 31, 2023: kEUR 4) and is fully paid in.

kEUR	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital	5	5	4
Capital reserves	332,907	245,298	225,007
Other equity	613	1,044	106
Retained earnings	-289,157	-191,198	-136,117
Profit (loss)	-55,190	-97,959	-55,081
Equity attributable to owners of the Company	-10,822	-42,809	33,919
Total	-10,822	-42,809	33,919

4.2.10	Warrant liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Dec. 31, 2025
Public warrants	5,047,695	5,112
Private warrants	2,773,255	3,061
Warrants relating to shareholder loans	8,638,713	35,376
Warrants relating to convertible notes	1,827,284	11,259
Total	18,286,947	54,808

As of December 31, 2024, warrant liabilities included the following:

kEUR	No. of warrants issued	Dec. 31, 2024
Public warrants	7,187,281	24,905
Private warrants	4,475,000	15,826
Warrants relating to shareholder loans	10,480,003	78,849
Total	22,142,284	119,581

Public and private warrants

As of December 31, 2025, public and private warrant liabilities amounting to kEUR 8,173 (December 31, 2024: kEUR 40,731) relate to 5,047,695 public warrants and 2,773,255 private warrants including 100,000 lender warrants issued. In comparison to December 31, 2024, 2,139,586 public warrants were exercised at an exercise price of USD 11.50 per warrant. 1,701,745 warrants were exercised on a cashless basis leading to an issue of 347,871 shares.

6,250,000 public warrants were issued as part of the EUSG (European Sustainable Growth Acquisition Corp) units in the initial public offering to the public shareholders on January 26, 2021. Each EUSG unit contained one share and one-half warrant. Additional 937,486 warrants were issued as part of the overallotment to the underwriters.

4,475,000 private warrants were issued by EUSG to EUSG Sponsor and the underwriters. Lender warrants were issued in lieu of a repayment of a promissory note and are accounted for as private warrants.

Each warrant gives the holder the right to acquire one ordinary share in the Company at an exercise price of USD 11.50 per share, subject to adjustment. Both public and private warrants may be exercised until December 22, 2026.

Until expiration, and if the Company’s share price equals or exceeds USD 18.00 for any 20 trading days within a 30-trading day period, the Company may elect to redeem public warrants at a price of USD 0.01 per warrant. Private warrants are not redeemable by the Company, they may be exercised for cash or on a cashless basis at the holder’s option as long as they are held by the initial holders or their affiliates. In the case of a cashless exercise, the number of shares to be issued is determined using a defined formula based on the excess of the fair market value of the share over the exercise price of USD 11.50 per share.

On the merger of EUSG with EUSG II and ultimately with ADSE Holdco in 2021, each EUSG public and private warrant was converted into one ADSE Holdco public and private placement warrant respectively under the same terms as EUSG warrants. Upon the merger it was assessed that the EUSG public and private warrants were assumed as a liability as part of the acquisition. Therefore, the Company’s warrants issued to replace EUSG warrants are accounted as a liability at fair value through profit and loss.

Public warrants are measured at fair value through profit or loss with reference to their quoted market price on Nasdaq (Level 1 – Fair value hierarchy under IFRS 13).

The market prices for private warrants are not observable as these are not actively traded. Their fair value is determined by estimating the fair value of a public warrant without a redemption feature and applying a liquidity discount to reflect the lack of public market for the private warrants. In this context, the contractual terms under which the private warrants may be exercised were taken into account as a price floor. The following inputs (Level 3 – Fair value hierarchy under IFRS 13) were applied:

Input	Reference	Dec. 31, 2025		Dec. 31, 2024
Spot price	1	USD	12.68	USD	15.51
Strike price	2	USD	11.50	USD	11.50
Expected term (years)	3		0.97		1.98
Risk free rate	4		3.82%		2.78%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		60.79%		55.42%
Price of redemption feature	7	USD	0.05	USD	0.53
Liquidity discount	8		10.00%		10.00%
Fair Market Value	9	USD	12.28	USD	14.17
Fair value per private warrant		USD	1,30	USD	3,67

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),

4.	Interpolated 0.97-year (December 31, 2024: 1.98) constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Based on historical volatility of ADSE stock price.

7.	Determined via Monte Carlo simulation considering above inputs and the definition of the redemption feature according to the definition of public warrants,

8.	Liquidity discount to reflect the lack of public market for the private warrants,

9.	According to private warrant definition: fair market value (FMV) of the ordinary shares, calculated as the average reported last price of the ordinary shares over the last ten trading days commencing on the third trading day prior to the exercise notice date.

Warrants relating to shareholder loans

In 2023, two shareholder loans for the financing of working capital and general corporate purposes were granted by several shareholders to ADSE US (refer to note 4.2.13). In conjunction with the loans, ADSE Holdco issued a total of 3,216,667 warrants.

In 2024, several (drawn and undrawn) tranches of the second shareholder loans 2023 were extended and additional shareholder loans (second shareholder loan plus) granted to ADSE US. An additional number of 7,300,003 warrants was issued together with these shareholder loans.

As of December 31, 2025, the fair value of these warrants amounts to kEUR 35,377 (December 31, 2024: kEUR 78,849) and is shown as a liability. The fair value of warrants related to an undrawn tranche of the second shareholder loan plus is weighted with the probability of drawing that tranche.

1,716,667 warrants with an exercise price of USD 3.00 were issued to the lenders of the first shareholder loan, whereas 1,500,000 warrants with an exercise price of USD 6.20 were issued to the lenders of the second shareholder loan. In 2024, an additional number of 2,500,001 was issued to the lenders of the second shareholder loan while an additional number of 4,800,002 warrants were issued to the lenders of the second shareholder loan plus – all with an exercise price of USD 6.20. Each warrant gives the holder the right to acquire one ordinary share in the Company. The holder has the right to exercise the warrants after the first anniversary of the issue date of the respective loan until the second anniversary of the issue date. The warrants can be exercised in full or in parts.

In 2025, all 1,680,000 remaining outstanding warrants under the first shareholder loan, with exercise price of USD 3.00, were exercised. Furthermore, 161,290 warrants under the second shareholder loan, with exercise price USD 6.20, were exercised in December 2025.

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value is determined by applying a Black-Scholes option pricing model with the following inputs (Level 3 – Fair value hierarchy under IFRS 13):

	Dec. 31, 2025
Input	Reference	Second shareholder loan		Second shareholder loan plus
Spot price	1	USD	12.68	USD	12.68
Strike price	2	USD	6.20	USD	6.20
Expected term (years)	3		0.65		0.65
Risk free rate	4		3.82%		3.82%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		66.49%		66.49%
Number of warrants outstanding			3,838,711		4,800,002
Fair value per warrant		USD	6.81	USD	6.81

	Dec. 31, 2024
Input	Reference	First shareholder loan		Second shareholder loan		Second shareholder loan plus
Spot price	1	USD	15.51	USD	15.51	USD	15.51
Strike price	2	USD	3.00	USD	6.20	USD	6.20
Expected term (years)	3		0.34		1.63		1.63
Risk free rate	4		2.88%		3.45%		3.45%
Dividend yield	5		0.00%		0.00%		0.00%
Annual volatility	6		46.15%		46.58%		46.58%
Number of warrants outstanding			1,680,000		4,000,001		4,800,002
Fair value per warrant		USD	12.54	USD	9.71	USD	9.71

1.	Equal to the observed price of the class A common shares,

2.	Contractual strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (First shareholder loan: May 05, 2025, in 2025 amended to August 31, 2025, second shareholder loan: August 18, 2025, in 2024 amended to August 26, 2026, second shareholder loan plus: August 26, 2026),

4.	Interpolated 0.65-year (second shareholder loan; 2024: 1.63-year constant maturity US treasury rates) / 0.65-year (second shareholder loan plus; 2024: 1.63-year),

5.	Assumed dividend yield of 0%,

6.	Based on historical volatility of ADSE stock price.

Warrants relating to convertible notes

On April 30, 2025 the Company issued 1,116,072 warrants together with the closing of a financing transaction via convertible notes to certain institutional lenders. One warrant entitles the lender to purchase one ordinary share, par value USD 0.0001 per ordinary share. The warrants may be exercised at an exercise price of USD 16.88 at any time until April 30, 2030. If, on the 75th Trading Day after May 1, 2025, the exercise price then in effect is greater than the market price of ADSE stock at that date, the exercise price shall automatically be lowered to the market price and the number of warrant shares that may be subscribed for upon exercise of this warrant adjusted proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrant shares shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Due to the price adjustment mechanism for the exercise price, the fair value of these warrants as of the issue date was determined using a Monte Carlo Simulation which resulted in an initial aggregate fair value of kEUR 6,773 as of that date. A subsequent valuation using more precise valuation parameters resulted in a fair value of kEUR 9,014.

On August 20, 2025 the exercise price of the warrants was adjusted to USD 10.31 and the number of issued warrants increased to 1,827,284 in line with the warrant agreement.

As of December 31, 2025, the fair value of these warrants amounts to kEUR 11,258 (December 31, 2024: kEUR 0) and is shown as a liability. After the adjustment of the exercise price of these warrants, the fair value was determined by applying a Black-Scholes option pricing model with the following inputs (Level 3 – Fair value hierarchy under IFRS 13):

Input	Reference	Dec. 31, 2025
Spot price	1	USD	12.68
Strike price	2	USD	10.31
Expected term (years)	3		4.33
Risk free rate	4		3.74%
Dividend yield	5		0.00%
Annual volatility	6		61.21%
Number of warrants outstanding			1,827,284
Fair value per warrant		USD	7.24

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (April 30, 2030),

4.	Interpolated 4.33-year constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Based on historical volatility of ADSE stock price.

4.2.11	Trade and other payables

Trade and other payables include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Trade payables	16,731	29,299
Sales tax liabilities	599	953
Accrued expenses	819	1,292
Trade payables due to related parties	1,822	2,601
Other payables non-financial	561	811
Other payables financial	333	215
Total	20,865	35,171

Trade payables mainly consist of trade accounts payable and accruals for outstanding invoices.

For information about ADSE’s exposure to liquidity risks please refer to note 4.5.2.2.

4.2.12	Provisions

The development of provisions is shown below:

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2025	6,922	162	13	620	7,717
Added	773	25	14	2	814
Unwind of discount	86	-	-	15	101
Utilized	-3,080	-162	-	-	-3,242
Reversal	-1,313	-	-	-256	-1,568
As of Dec. 31, 2025	3,388	25	27	382	3,822
Current	3,051	25	-	-	3,075
Non-current	338	-	27	382	747
Total	3,388	25	27	382	3,822

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2024	9,103	10,983	12	626	20,725
Added	6,624	162	1	12	6,798
Unwind of discount	43	-	-	13	56
Utilized	-5,128	-2,369	-	-14	-7,512
Reversal	-3,719	-8,614	-	-16	-12,350
As of Dec. 31, 2024	6,922	162	13	620	7,717
Current	5,424	162	-	-	5,586
Non-current	1,498	-	13	620	2,132
Total	6,922	162	13	620	7,717

There are no pension commitments or similar obligations.

ADSE provides warranties for general repairs of defects that existed at the time of sale, as required by law. Provisions related to these assurance-type warranties are recognized when the product is sold, or the service is provided to the customer. Initial recognition is based on historical experience. The estimate of warranty-related costs is revised annually. In general warranty provisions cover the expected warranty claims from the customers.

If ADSE has a contract that is onerous, the present obligation under the contract is recognized and measured as a provision. However, before a separate provision for an onerous contract is established, ADSE recognizes any impairment loss that has occurred on assets dedicated to that contract. As of the reporting date, provisions for onerous contracts amount to kEUR 25 (December 31, 2024: kEUR 162).

4.2.13	Loans and borrowings

As of the reporting date, loans and borrowings include shareholder loans with a bookvalue of kEUR 5,006 and interest payable of kEUR 5 (December 31, 2024: bookvalue of kEUR 11,971 and interest payable of kEUR 1,363). As of December 31, 2025, the amount relates to two shareholder loans.

As of December 31, 2024, the amount relates to various tranches of shareholder loans with a total nominal amount of kUSD 23,000, maturity date of August 31, 2025 and fixed interest rate of 10% p.a. payable upon repayment of the shareholder loans. Together with the drawdown of the shareholder loans, 7,300,003 warrants with an exercise price of USD 6.20 were issued in 2024. The fair value of these warrants at the drawdown dates of the shareholder loans exceeded the nominal value of the loans resulting in a disagio of the loans in the amount of kEUR 13,981 and day one losses of kEUR 16,669. Both are amortized together with transaction cost using the effective interest rate method.

In 2025, a nominal amount of kUSD 20,000 was paid back together with interest. The maturity date of these tranches of shareholder loans was extended to August 31, 2026 and the tranches are available as a credit line and can be re-drawn.

A further tranche of shareholder loan was paid back partially in the amount of kUSD 1,280 together with interest at the beginning of September 2025 and an amount of kUSD 500 was re-drawn in November 2025. The maturity date of this tranche was extended to March 31, 2026. As a result, the nominal amount drawn under the loan amounts to kUSD 2,580 as of December 31, 2025.

As a result of the repayments of shareholder loans, the day one losses were fully recognized in profit and loss in 2025.

On December 15, 2025, ADSE Holdco entered into a new shareholder loan agreement with a total nominal amount of kEUR 5,000, maturity date of June 30, 2026, and fixed interest rate of 10% p.a. payable upon repayment of the shareholder loan. In 2025, a nominal amount of kEUR 2,719 was drawn.

Until May 2025, ADSE US had pledged all of its current assets, which among others include its inventories and cash and cash equivalents as collateral for the second shareholder loan 2023. ADSE US and ADSE GM had pledged all of their current assets, which among others include their inventories and cash and cash equivalents as collateral for the shareholder loan plus to the lenders of the respective tranches. In the course of the execution of the convertible note, the lenders have released all of their security interests. The shareholder loans outstanding at the end of 2025 are unsecured.

4.2.14	Financial instruments

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy.

The fair value disclosure of lease liabilities is not required.

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2025	Fair value Dec. 31, 2025	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024
Financial assets
Cash and cash equivalents	At amortized cost	n/a	6,987	6,987	22,858	22,858
Trade receivables (current)	At amortized cost	n/a	5,289	5,289	9,900	9,900
Other investments (non-current)	At amortized cost	n/a	6	6	5	5
Other financial receivables (current)	At amortized cost	n/a	903	903	3,358	3,358
Other financial receivables (non-current)	At amortized cost	n/a	25	25	6	6
Total			13,212	13,212	36,126	36,126

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2025	Fair value Dec. 31, 2025	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024
Financial liabilities
Warrant liabilities - private	FVTPL	3	3,061	3,061	15,826	15,826
Warrant liabilities - public	FVTPL	1	5,112	5,112	24,905	24,905
Warrant liabilities - shareholder loan	FVTPL	3	35,376	35,376	78,849	78,849
Warrant liabilities - convertible notes	FVTPL	3	11,259	11,259	-	-
Loans and borrowings (current)	At amortized cost	n/a	48,560	48,560	13,333	13,333
Trade payables (current)	At amortized cost	n/a	16,731	16,731	29,299	29,299
Trade payables due to related parties (current)	At amortized cost	n/a	1,822	1,822	2,601	2,601
Lease liabilities (non-current)	At amortized cost	n/a	1,866	-	2,336	-
Lease liabilities (current)	At amortized cost	n/a	1,322	-	1,144	-
Other payables financial (current)	At amortized cost	n/a	333	333	215	215
Total			81,892	78,704	168,509	165,030

Changes in fair value of warrants as well as interest income and expense on loans and borrowings and leases are included in financial result in the statement of profit or loss.

The fair values of warrant liabilities, warrant liabilities related to shareholder loans and warrant liabilities related to convertible notes were estimated using a Black Scholes option pricing model. The valuation requires management to make certain assumptions about the model inputs, including the discount rate, dividend yield and annual volatility of the stock price. These input parameters can largely be corroborated with observable market data. Annual volatility of the stock price is considered a significant unobservable input. The following table shows the sensitivity of the fair value of the warrant liabilities to reasonably possible changes in annual volatility. The assumed movement in annual volatility is based on observable movements of the stock price over the past years.

2025	Significant unobservable input (annual volatility)	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - shareholder loans	66.49%	12.50%	-790	-12.50%	556
Warrant liabilities - convertible notes	61.21%	15.00%	-1,528	-15.00%	1,651

2024	Significant unobservable input (annual volatility)	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - shareholder loans	46.15% / 46.58%	12.50%	-1,052	-12.50%	483

The fair value of the private warrant liabilities was estimated based on the quoted market price of the publicly traded Public Warrants, adjusted for the absence of the redemption feature and for the illiquid / non-listed nature of the Private Warrants through the application of a 10% liquidity discount.

2025	Significant unobservable input (price redemption feature)		Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - private warrants	USD	0.05	10%	0	-10%	0

2024	Significant unobservable input (price redemption feature)		Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - private warrants	USD	0.53	10%	-387	-10%	430

2025	Significant unobservable input (liquidity discount)	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - private warrants	10.00%	5%	0	-5%	0

2024	Significant unobservable input (liquidity discount)	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - private warrants	10.00%	5%	861	-5%	-861

The following table shows the reconciliation of fair value measurement of warrant liabilities (Level 3):

	Warrant liabilities
kEUR	Private	Shareholder loans	Capital increases	Convertible notes	Total
Fair Value
As of Jan. 31, 2024	3,280	11,114	1,989	-	16,383
Remeasurement recognized in statement of profit or loss	11,911	31,218	3,906	-	47,035
Issue of new warrants	-	31,786	-	-	31,786
Exercise of warrants	-	-372	-6,013	-	-6,385
Effect of movements in exchange rates recognized in statement of profit or loss	635	5,103	118	-	5,856
As of Dec. 31, 2024	15,826	78,849	-	-	94,675
Remeasurement recognized in statement of profit or loss	-6,801	-16,641	-	2,533	-20,909
Issue of new warrants	-	-	-	9,000	9,000
Exercise of warrants	-4,588	-18,255	-	-	-22,843
Effect of movements in exchange rates recognized in statement of profit or loss	-1,376	-8,577	-	-274	-10,227
As of Dec. 31, 2025	3,061	35,376	-	11,259	49,696

If reclassifications to other levels of the measurement hierarchy are necessary, they are made at the end of the fiscal year in which the event that necessitates the reclassification occurs. There were no reclassifications for all periods.

4.2.15	Contingent liabilities and contingent assets

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence of one or more uncertain future events that are outside the control of ADSE. Furthermore, present obligations (e.g. pending legal claims) are contingent liabilities if it is not probable that an outflow of resources will be required to settle the obligation and/or the amount of the obligation cannot be estimated with sufficient reliability.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non- occurrence of one or more uncertain future events that are outside the control of ADSE.

As of the balance sheet date no contingent liabilities and no contingent assets exist.

4.3	Share-based payments

Restricted stock units program

In 2021, an Incentive Plan was implemented which allows ADSE to grant restricted stock units (RSUs) for ADSE employees (including executive officers), independent contractors and members of the board of directors of ADSE Holdco. The participants shall receive a number of shares of common stock that correspond to the number of RSUs that have become vested on the applicable vesting date.

The RSUs granted for the initial SPAC (Special Purpose Acquisition Company) grant have a vesting period of four years while the RSUs granted under the director’s compensation have a vesting period of one year. RSUs granted to ADSE employees have a vesting period of four years. In case of a bad leaver all claims to the RSUs become void.

The grant of RSUs is a share-based payment according to IFRS 2, because the participants receive an entitlement to future remuneration, which is based on real equity instruments. Neither ADSE nor the participants have a choice to settle the transaction in cash or demand settlement in cash; the transaction must be settled with equity instruments. Therefore, the grant of RSUs is classified as equity-settled share-based payment according to IFRS 2.

The valuation of the RSUs is based on the share price of ADSE Holdco minus the nominal value of the share on grant date. No option pricing model was applied.

The RSUs were measured at the share price at grant date.

The following table shows the number and weighted average fair values (WAFV) of and movements in RSUs during the year:

	2025		2024
Program RSU	Number of RSUs	WAFV	Number of RSUs	WAFV
Awards outstanding January 1	356,605	8.67	288,189	7.35
Awards granted in the reporting period	153,710	13.01	341,163	10.62
Awards forfeited in the reporting period	-47,508	8.45	-43,522	9.74
Awards vested in the reporting period	-107,248	9.09	-229,225	8.19
Awards expired in the reporting period	-	-	-	-
Awards outstanding December 31	355,559	10.55	356,605	8.67

The weighted average remaining contractual lifetime of the RSUs as at December 31, 2025 is 2.20 years (December 31, 2024: 2.23 years).

When determining the expense recognition as of December 31, 2025, an average expected fluctuation of 0% - 10% p.a. (2024: 0% - 10% p.a.) was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2025, ADSE has recognized a gross increase in equity in the balance sheet of kEUR 1,249 (December 31, 2024: kEUR 2,314, December 31, 2023: kEUR 729) for share-based payments from RSUs. In the financial year 2024, 21,005 of the vested RSUs were withheld by ADSE to cover payroll taxes, causing a decrease in equity of kEUR 221. In 2025, no RSUs were withheld for payroll tax purposes. As of the reporting date, this results in a net increase in equity in the balance sheet of kEUR 1,249 (December 31, 2024: kEUR 2,094). The expense recognized for RSUs for the year ended December 31, 2025, amounts to kEUR 1,249 (2024: kEUR 2,314, 2023: kEUR 729).

Non-qualified stock options

Under the non-qualified stock option (NQSO) program, ADSE grants the participant the right to acquire from ADSE the aggregate number of shares of common stock for a fixed price specified in the award agreement. Except for one NQSO agreement concluded under the director compensation, which became exercisable after one year, and one NQSO agreement with a consultant, which has different vesting dates, all other options granted become exercisable according to a vesting schedule earliest after one year and latest after four years from the grant date. In case of a bad leaver-event all claims to the NQSO become forfeited. The options expire after ten years from the grant date.

The following table shows the number and weighted average exercise prices (WAEP) of, and movements in stock options during the year:

	2025		2024
Program NQSO	Number of NQSO	WAEP	Number of NQSO	WAEP
Awards outstanding January 1	1,912,024	7.68	1,877,700	6.82
Awards granted in the reporting period	342,951	13.48	424,298	10.44
Awards forfeited in the reporting period	-201,139	7.68	-251,279	5.81
Awards exercised in the reporting period	-107,258	7.13	-138,695	6.16
Awards expired in the reporting period	-3,827	10.44	-	-
Awards outstanding December 31	1,942,751	8.72	1,912,024	7.68
Awards exercisable December 31	818,084	7.64	463,963	7.51

The weighted average remaining contractual life of the NQSOs outstanding as at December 31, 2025 is 7.59 years (December 31, 2024: 8.30 years). In 2025, the range of exercise prices for those options is USD 3.21 to USD 15.08 (2024: USD 3.21 to USD 10.44).

The weighted average fair value of NQSO granted during the year was 4.91 (2024: 4.24).

The weighted average share price at the date of exercise for options exercised in 2025 was USD 11.37 (2024: USD 11.21).

The fair value at grant date is independently determined using a Black-Scholes model that takes into account the exercise price, the term of the option, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield, and the risk-free interest rate for the term of the option. The following tables show the valuation input parameters as of the different grant dates.

Measurement of fair values as of March 31, 2022:

Measurement of fair values	4 years	3 years	2 years	1 year
Fair value at grant date in USD	5.02	4.52	3.87	2.26
Share price at grant date in USD	8.62	8.62	8.62	8.62
Exercise price in USD	8.62	8.62	8.62	8.62
Expected volatility in %	78.46%	80.26%	82.57%	65.97%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 18, 2022:

Measurement of fair values	3.7 years	2.7 years	1.7 years	0.7 years
Fair value at grant date in USD	3.91	3.44	2.67	1.63
Share price at grant date in USD	6.72	6.72	6.72	6.72
Exercise price in USD	6.72	6.72	6.72	6.72
Expected volatility in %	79.73%	80.53%	76.83%	71.97%
Expected life in years	3.70	2.70	1.70	0.70
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of November 29, 2022:

Measurement of fair values	3.34 years	2.34 years	1.34 years	0.33 years
Fair value at grant date in USD	2.99	2.60	1.73	0.80
Share price at grant date in USD	5.25	5.25	5.25	5.25
Exercise price in USD	5.25	5.25	5.25	5.25
Expected volatility in %	80.80%	82.10%	69.24%	64.72%
Expected life in years	3.34	2.34	1.34	0.33
Expected dividends in %	0.00	0.00	0.00	0.00

For the following grant date, vesting had already started with the start of employment of several employees in 2022. However, the formal grant date is January 24, 2023. Measurement of fair values as of January 24, 2023:

Measurement of fair values	3.18 years	2.18 years	1.18 years	0.18 years
Fair value at grant date in USD	1.84	1.48	1.00	0.35
Share price at grant date in USD	3.21	3.21	3.21	3.21
Exercise price in USD	3.21	3.21	3.21	3.21
Expected volatility in %	83.34%	77.63%	68.58%	62.02%
Expected life in years	3.18	2.18	1.18	0.18
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 05, 2023:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	3.74	3.29	2.28	1.59
Share price at grant date in USD	6.00	6.00	6.00	6.00
Exercise price in USD	6.00	6.00	6.00	6.00
Expected volatility in %	82.81%	81.30%	64.25%	62.66%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of April 15, 2024:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	5.19	4.60	4.29	2.90
Share price at grant date in USD	10.44	10.44	10.44	10.44
Exercise price in USD	10.44	10.44	10.44	10.44
Expected volatility in %	59.66%	60.65%	70.53%	66.12%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	4.34%	4.41%	4.62%	5.01%

Measurement of fair values as of January 15, 2025:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	7.16	6.82	5.13	2.97
Share price at grant date in USD	15.08	15.08	15.08	15.08
Exercise price in USD	15.08	15.08	15.08	15.08
Expected volatility in %	56.13%	63.05%	56.41%	45.12%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	4.28%	4.27%	4.29%	4.36%

Measurement of fair values as of May 01, 2025:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	6.40	6.00	4.44	2.50
Share price at grant date in USD	13.45	13.45	13.45	13.45
Exercise price in USD	13.45	13.45	13.45	13.45
Expected volatility in %	56.67%	62.27%	54.80%	42.54%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	4.08%	4.04%	4.04%	4.16%

For the following grant date, vesting had already started in May 2025. However, the formal grant date is October 01, 2025.

Measurement of fair values as of October 01, 2025:

Measurement of fair values	3.58 years	2.58 years	1.58 years	0.58 years
Fair value at grant date in USD	5.66	4.61	3.33	2.56
Share price at grant date in USD	11.60	11.60	11.60	11.60
Exercise price in USD	11.60	11.60	11.60	11.60
Expected volatility in %	63.38%	59.33%	53.65%	70.35%
Expected life in years	3.58	2.58	1.58	0.58
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	3.75%	3.75%	3.85%	3.95%

The expected price volatility is based on the historic volatility of peer group entities based on the remaining life of the options.

The individual programs with different terms and conditions were valued using parameters for historical volatility and risk-free interest rate with corresponding terms.

When determining the expense recognition as of December 31, 2025, an average expected fluctuation of 0% - 10% p.a. (2024: 0% - 10% p.a.) was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2025, ADSE has recognized an increase in equity in the balance sheet of kEUR 1,301 (2024: kEUR 1,775, 2023: kEUR 832) for the share-based payments from NQSOs. The expense recognized for NQSOs for the financial year 2025 amounts to kEUR 1,301 (2024: kEUR 1,775, 2023: kEUR 832).

4.4	Statement of cash flows

ADSE has elected to present cash flows from operating activities using the indirect method and has used the profit for the period as the starting point for presenting operating cash flows.

ADSE has classified cash payments for lease payments as financing activities.

The cash and cash equivalents presented in the statement of cash flows comprise all cash reported in the statements of financial position.

ADSE has elected to classify cash flows from interest paid as financing activities, cash flows from interest received and dividends received as operating activities, and cash flows from dividends paid as financing activities. However, dividends have neither been paid nor received in the reporting period.

Reconciliation of movements of liabilities to cash flows arising from financing activities

kEUR	Loans and borrowings	Warrant liabilities	Leases	Convertible notes	Total
Balance as of Jan. 01, 2025	13,333	119,581	3,480	0	136,394
Changes from financing cash flows
Proceeds from shareholder loans	6,275	-	-	-	6,275
Proceeds from convertible notes	-	-	-	38,156	38,156
Proceeds from the issue of warrants	-	9,000	-	-	9,000
Proceeds from the exercise of warrants	-	26,950	-	-	26,950
Repayment of shareholder loans	-22,026	-	-	-	-22,026
Repayment of convertible notes	-	-	-	-21,231	-21,231
Repayment of lease liabilities	-	-	-1,222	-	-1,222
Interest paid	-2,152	0	-154	-10,204	-12,511
Total changes from financing cash flows	-17,903	35,950	-1,376	6,721	23,390
Other Changes
Effect of changes in foreign exchange rates	-822	-11,341	-39	-763	-12,964
Changes in fair value	-	-31,842	-	-	-31,842
Other changes *)	45	-57,540	-51	-26,753	-84,298
Additions to lease liabilities	-	-	1,020	-	1,020
Interest expense recognized in profit and loss	10,357	-	154	20,795	31,306
Total liability-related other changes	9,580	-100,723	1,084	-6,721	-96,778
Balance as of Dec. 31, 2025	5,010	54,808	3,188	0	63,006

*)	Other changes in warrant liabilities include non-cash effective changes that are related to the exercise of warrants and increased equity; other changes related to the convertible notes are non-cash effective changes due to the conversion of debt and interest into equity.
kEUR	Loans and borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2024	13,908	21,626	3,434	38,968
Changes from financing cash flows
Proceeds from shareholder loans	-	13,967	-	13,967
Proceeds from the issue of warrants	-	-	-	-
Proceeds from the exercise of warrants	-	9,260	-	9,260
Repayment of shareholder loans	-11,225	-	-	-11,225
Repayment of lease liabilities	-	-	-996	-996
Interest paid	-1,018	-	-156	-1,174
Total changes from financing cash flows	-12,243	23,227	-1,152	9,832
Other Changes
Effect of changes in foreign exchange rates	845	6,660	8	7,513
Changes in fair value	-	65,895	-	65,895
Other changes *)	-96	2,173	-	2,077
Additions to lease liabilities	-	0	1,034	1,034
Interest expense recognized in profit and loss	10,919	-	156	11,075
Total liability-related other changes	11,668	74,728	1,198	87,594
Balance as of Dec. 31, 2024	13,333	119,581	3,480	136,394

*)	Other changes in warrant liabilities include non-cash effective changes of kEUR -15,647 that are related to the exercise of warrants and increased equity and non-cash effective changes of kEUR 17,819 that are related to the shareholder loans and were recognized as day one losses.

kEUR	Loans and borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2023	-	2,439	3,477	5,915
Changes from financing cash flows
Proceeds from shareholder loans	12,033	-	-	12,033
Proceeds from the issue of warrants	-	8,592	-	8,592
Repayment of shareholder loans	-703	-	-	-703
Repayment of lease liabilities	-	-	-912	-912
Interest paid	-106	0	-153	-259
Total changes from financing cash flows	11,224	8,592	-1,065	18,751
Other Changes
Effect of changes in foreign exchange rates	-83	-264	8	-339
Changes in fair value	-	10,859	-	10,859
Additions to lease liabilities	-	0	871	871
Interest accrued	2,767	-	144	2,911
Total liability-related other changes	2,684	10,595	1,023	14,302
Balance as of Dec. 31, 2023	13,908	21,626	3,434	38,968
4.5	Capital and financial risk management

4.5.1	Capital management

For the purpose of the Group’s capital management, capital includes issued capital and all other equity reserves attributable to the equity holders of the parent which contain share premium from IPO (initial public offering) and PIPE investment (private investment in public equity) as well as shareholder loans. In 2025 and 2024, ADSE has concluded shareholder loans with several shareholders for the financing of working capital and general corporate purposes (refer to note 4.2.13).

The Group’s target is to maintain a capital structure that optimizes capital costs of equity and debt and to improve the capital base in order to maintain the confidence of investors, creditors and the markets and to ensure the sustainable development of the company.

ADSE’s policy is to maintain a stable liquidity position to enable ADSE growth of market presence and investments into new technologies. Currently ADSE generates negative cash flows both from operating and investing activities. Therefore, the management closely monitors ADSE’s liquidity reserves as well as the expected cash flows from its operating activities.

4.5.2	Financial risk management

ADSE has exposure to the following risks arising from financial instruments:

●	Credit risk,
●	Liquidity risk and
●	Market risk.

ADSE’s managing directors have overall responsibility for the establishment and oversight of ADSE’s risk management framework. The managing directors are also responsible for developing and monitoring its risk management policies.

ADSE’s risk management policies are established to identify and analyze the risks faced by ADSE, to set appropriate risk limits and controls and to monitor risks and adherence to limits. ADSE aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

As of December 31, 2025, ADSE’s main financial liabilities include liabilities from warrants, trade payables, lease liabilities as well as shareholder loans. The primary purpose of these financial liabilities is to finance ADSE’s operations and provide guarantees to support its operations. ADSE is mainly exposed to liquidity risk as well as credit risk. The market risk, mainly including currency risk, interest rate risk, and equity risk is assessed as not negligible. However, ADSE does not have long term loans with variable interest rates. Furthermore, most of the business activities are concluded in the reporting currency Euro.

4.5.2.1	Credit risk

Credit risk is the risk of financial loss to ADSE if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from ADSE’s receivables from customers and contract assets.

The carrying amounts of financial assets and contract assets represent ADSE’s maximum credit exposure. ADSE monitors its credit risk regularly.

Trade receivables, contract assets and other investments

ADSE’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate.

For trade receivables and contract assets, ADSE applies the “simplified approach” and measures and accounts the loss allowance at an amount equal to the lifetime expected credit losses, while for all other financial assets measured at amortized cost the general approach is applied. As there is a heterogeneous portfolio of customers separate probabilities of default rates are determined for each significant customer. The determination of probability of default is done by an external service provider that acts as an independent credit rating agency.

A write-off of the trade receivables, contract assets and other investments of individual customers within the simplified approach is applied if one or more events take place that have an influence on the customer’s credit rating. These events include payment delays, pending insolvency or concessions by the debtor due to payment difficulties. Trade receivables, contract assets and other investments are written off when there is no reasonable expectation of recovery.

Impairment losses on financial assets recognized in profit or loss amounted to kEUR 55 in the financial year 2025 (2024: kEUR 58 (loss), 2023: kEUR 104 (gains)).

The following table shows the development of loss allowance.

kEUR	2025	2024
Allowance as of Jan. 01	197	134
Addition	179	197
Reversal	-197	-134
Allowance as of Dec. 31	179	197

In the following tables, the loss allowance as of December 31, 2025 and December 31, 2024 was determined as follows for trade receivables, contract assets and other investments.

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2025
Expected loss rate	1.65%	1.01%	0.00%	0.00%	20.68%	-
Gross carrying amount - trade receivables	3,593	766	370	202	536	5,468
Gross carrying amount - other investments	6	-	-	-	-	6
Loss allowance	-60	-8	-	-	-111	-178
Total	3,540	759	370	202	425	5,296

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2024
Expected loss rate	1.41%	1.19%	0.00%	0.28%	12.14%	-
Gross carrying amount - trade receivables	5,590	3,716	53	142	595	10,096
Gross carrying amount - other investments	5	-	-	-	-	5
Gross carrying amount - contract assets	41	-	-	-	-	41
Loss allowance	-80	-44	0	0	-72	-197
Total	5,556	3,672	53	141	523	9,945

Other financial assets

ADSE considers the probability of default at the date of initial recognition of assets and the existence of a significant increase in the risk of default during all reporting periods. To assess whether the risk of default has increased significantly, ADSE compares the risk of default on the asset at the reporting date with the risk of default at the initial recognition. Available, appropriate, and reliable forward-looking information is considered. Indicators such as internal and external credit ratings as well as actual and expected significant changes in the debtor’s earnings situation are taken into account.

Cash and cash equivalents

Cash and cash equivalents are mainly cash at banks. ADSE regularly monitors the corresponding bank’s credit ratings. Due to the short investment period and the good credit rating of the banks ADSE considers that its cash and cash equivalents have low credit risk. Consequently, no impairment was recognized on cash and cash equivalents.

4.5.2.2	Liquidity risk

Liquidity risk is the risk that ADSE will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

ADSE aims to maintain the level of its cash and cash equivalents at a level that exceeds the expected cash outflows from financial liabilities.

Exposure to liquidity risk

ADSE’s policy is to maintain sufficient cash and cash equivalents at all times to meet current and future obligations as they fall due. ADSE manages its liquidity by maintaining sufficient liquid assets.

Adverse developments in the capital markets could increase ADSE’s financing costs and limit its financial flexibility.

The following table shows the remaining contractual maturities of ADSE’s financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	5,198	5,198	-	-
Lease liabilities	3,387	1,449	1,938	-
Trade payables	16,731	16,731	-	-
Trade payables due to related parties	1,822	1,822	-	-
Other payables	1,713	1,499	-	214
Total	28,851	26,700	1,938	214

As of the reporting date in 2025, shareholder loans did not include any amount of disagio (as of December 31, 2024: kEUR 10,286) (refer to note 4.2.13).

Disclosure on individual items of the consolidated financial statements

The following table shows the remaining contractual maturities of ADSE’s financial liabilities as of December 31, 2024. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	25,052	25,052	-	-
Lease liabilities	3,722	1,270	2,452	-
Trade payables	29,299	29,299	-	-
Trade payables due to related parties	2,601	2,601	-	-
Other payables	2,317	2,109	-	209
Total	62,992	60,331	2,452	209

ADSE’s financial position with a cash level of kEUR 6,987 as of December 31, 2025 (December 31, 2024: kEUR 22,858) has declined compared to prior year. Unchanged to 2024, ADSE is exposed to liquidity risks resulting from the short remaining term of the shareholder loans, delayed customer payments and if ADSE cannot manage to generate cash from its current inventories or cannot obtain additional financing.

4.5.2.3	Market risk

Market risk

Market risk is the risk that changes in market prices – e.g. foreign exchange rates, interest rates and equity prices – will affect ADSE’s income or the value of its holdings of financial instruments. The financial instruments affected by market risk essentially comprise financial assets and financial liabilities.

Interest rate risk

Interest risk is the risk that changes of interest rates will affect interest expenses from loans or borrowings and interest income from cash and cash equivalents. As of December 31, 2025, loans and borrowings amounts to kEUR 5,010 (December 31, 2024: kEUR 13,333) and consist of interest-bearing shareholder loans. However, all shareholder loans are based on fixed interest rates. Thus, no interest rate risks exist. Based on balances in bank accounts amounting to kEUR 6,987 as of December 31, 2025 (kEUR 22,858 as of December 31, 2024) and low market interest rates for short-term deposits, negligible interest rate risk arises with respect to interest income.

Equity risk

Equity risk is the risk that changes in stock markets – e.g. a falling price of ordinary shares and/or public warrants of ADSE (“ADSE’s trading price”), receiving no dividends, receiving lower dividends than expected, or fluctuations in the equity markets – will affect the value of ADSE’s common shares and outstanding warrants. The volatility of ADSE’s trading price could potentially have significant impact on the valuation of warrant liabilities in the future and valuation of future share-based payments. As of December 31, 2025 equity risks arise with respect to warrant liabilities amounting to kEUR 54,808 (December 31, 2024: kEUR 119,581). The following table demonstrates the sensitivity of warrant liabilities to a reasonably possible change (variance) of ADSE’s stock price. The assumed movement in stock price for the sensitivity analysis is based on the observable movements in 2025.

2025	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Public warrants	11.80%	-920	-11.80%	920
Private warrants	2.60%	1,421	-2.60%	-302
Warrants related to shareholder loans	2.60%	-1,363	-2.60%	1,927
Warrants related to convertible notes	2.60%	-423	-2.60%	420
2024	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Public warrants	13.60%	-5,440	-13.60%	5,440
Private warrants	7.50%	172	-7.50%	-172
Warrants related to shareholder loans	7.50%	-8,759	-7.50%	8,708

Currency risk

Foreign exchange risk arises when individual Group entities enter into transactions denominated in a currency other than their functional currency.

ADSE is exposed to currency risks arising from bank balances in foreign currencies, transactions in foreign currencies including shareholder loans and intercompany financing in currencies other than the borrower’s or lender’s functional currency, revenue generated or purchases of materials and services, and operating business activities in the US for ADSE US. The main exposure of currency risks arise with respect to intercompany receivables from ADSE US amounting to kEUR 21,957 (December 31, 2024: net intercompany payables to ADSE US amounting to kEUR 2,305), bank balances amounting to kEUR 1,187 (December 31, 2024: kEUR 1,847), trade payables amounting to kEUR 2,275 (December 31, 2024: kEUR 981) all of which are denominated in USD and one tranche of the shareholder loans amounting to kEUR 2,274 (December 31, 2024: kEUR 1,067) issued to ADSE GM. The USD bank balances are considered a natural hedge against currency risks from the payment obligation of the shareholder loans and trade payables. Lesser currency risks arise from normal operations since 92% of revenues in 2025 (2024: 95%, 2023: 95%) are generated in EUR.

Sensitivity of the foreign currency risk

The sensitivity analysis approximately quantifies the risk that can occur within the framework of set assumptions if certain parameters are changed to a defined extent. Exchange rate risks exist for US dollars (USD).

The following disclosures describe the sensitivity of an increase or decrease in the USD against the EUR from ADSE’s perspective. Currency risks within the meaning of IFRS 7 arise from financial instruments that are denominated in a currency other than the functional currency and are of a monetary nature. Translation differences from the translation of financial statements of foreign Group companies into ADSE currency are not taken into account. The sensitivity analysis was prepared for the main financial instruments (cash, trade receivables, trade payables, receivables or payables from intercompany financing and the shareholder loans) denominated in USD and outstanding as at the balance sheet date of ADSE.

If the EUR had appreciated or depreciated by 10.0% against the USD as at December 31, 2025 and 2024 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2025	OCI	Variance	Dec. 31, 2024
EUR/USD	+/-10.0%	-1,691 / 2,067	-	+/-10.0%	+228 / -278

Other market risks

ADSE is not significantly exposed to other market risks.